Acquisitions and divestments (Tables)	12 Months Ended
Dec. 31, 2021
Acquisitions and divestments [Abstract]
Acquisitions and divestments - Opening balance sheet [Text Block]

Opening balance sheet

in millions of EUR

	At acquisition date
	BioTelemetry	Capsule Technologies
Assets
Intangible assets excluding goodwill	623	217
Property, plant and equipment	42	11
Other non-current assets	48	-
Deferred tax assets	78	14
Inventories	11	11
Receivables and other current assets	75	97
Cash	205	19
Total Assets	1,083	368

Liabilities
Accounts payable and other payables	(278)	(98)
Deferred tax liabilities	(160)	(46)
Long-term liabilities	(69)	(11)
Acquired provision for contingent considerations	(16)
Total Liabilities	(523)	(155)

Total identifiable net assets at fair value	560	214
Goodwill arising on acquisition	1,776	325
Purchase consideration transferred	2,337	539

Intact Vascular

Opening Balance sheet

in millions of EUR

at acquisition date
Assets
Intangible assets excluding goodwill	169
Deferred tax assets	24
Inventories	2
Receivables and other current assets	1
Cash	10
Total Assets	207

Liabilities
Accounts payable and other payables	(2)
Deferred tax liabilities	(42)
Total Liabilities	(44)

Total identifiable net assets at fair value	163
Goodwill arising on acquisition	148
Total purchase on acquisition	311
Of which:
Purchase consideration transferred	(241)
Provision for contingent consideration	(70)